Basis of preparation and accounting policies (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Product revenue	$ 14,449	$ 12,934	$ 27,963	$ 25,568
Alliance revenue	654	482	1,293	939
Borrowings	32,839		32,839		$ 30,295
Going concern
Financial resources	11,900		11,900
Cash and cash equivalents	7,058	$ 6,916	7,058	$ 6,916	$ 5,488
Undrawn committed bank facilities	4,900		4,900
Due within one year
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 6,900		$ 6,900